Inventories (Details) - CAD ($) $ in Millions	Aug. 31, 2020	Aug. 31, 2019
Inventories [Abstract]
Wireless devices and accessories	$ 40	$ 53
DTH subscriber equipment	20	33
Inventories	$ 60	$ 86